Submission	Sep. 08, 2026
Submission [Line Items]
Central Index Key	0000017797
Registrant Name	DUKE ENERGY PROGRESS, LLC.
Registration File Number	333-290475-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES